SEGMENTED INFORMATION - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of operating segments [abstract]
Number of operating business groups	6
Number of reportable segments	7
Disclosure of operating segments [line items]
Revenue	$ 95,924	$ 92,769
Realized disposition gains in fair value changes or equity	634	903
Realized disposition gains related to prior periods	569	794
Realized Disposition Gain (Loss), in Fair Value Changes	65	109
Asset management
Disclosure of operating segments [line items]
Revenue	10,219	8,955
Private Equity
Disclosure of operating segments [line items]
Revenue	55,683	57,333
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenue	4,949	4,491
Intersegment interest income and other revenues	40	18
Elimination of intersegment amounts | Asset management
Disclosure of operating segments [line items]
Revenue	4,820	4,289
Elimination of intersegment amounts | Private Equity
Disclosure of operating segments [line items]
Revenue	56	207
Revenue from construction contracts	$ 89	$ 220